Cover	Feb. 03, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 03, 2025
Current Fiscal Year End Date	--01-31
Entity File Number	001-37748
Entity Registrant Name	SecureWorks Corp.
Entity Central Index Key	0001468666
Entity Tax Identification Number	27-0463349
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	One Concourse Parkway NE
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30328
City Area Code	404
Local Phone Number	327-6339
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock
Trading Symbol	SCWX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false